Capital World Growth and Income Fund®
Investment portfolio
August 31, 2019
unaudited
Common stocks 93.22% Information technology 16.04%	Shares	Value (000)
Broadcom Inc.	9,124,398	$ 2,578,920
Microsoft Corp.	14,567,500	2,008,276
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	147,681,000	1,216,330
Samsung Electronics Co., Ltd.[1]	29,752,000	1,080,578
Mastercard Inc., Class A	3,304,072	929,667
ASML Holding NV1	3,547,422	790,047
Micron Technology, Inc.[2]	15,865,706	718,240
Intel Corp.	13,756,000	652,172
SK hynix, Inc.[1]	9,050,000	578,141
Texas Instruments Inc.	4,196,185	519,278
Tokyo Electron Ltd.[1]	2,238,000	400,007
Accenture PLC, Class A	1,961,000	388,611
Visa Inc., Class A	2,120,000	383,338
Apple Inc.	1,631,436	340,546
Applied Materials, Inc.	6,151,000	295,371
ServiceNow, Inc.[2]	846,140	221,553
Adobe Inc.[2]	690,500	196,454
Jack Henry & Associates, Inc.	1,310,000	189,898
Sabre Corp.	7,976,512	188,565
Amadeus IT Group SA, Class A, non-registered shares[1]	2,310,100	172,213
Keyence Corp.[1]	273,400	162,295
Xiaomi Corp., Class B1,2	119,749,152	129,756
Infosys Ltd.[1]	10,745,000	122,545
EPAM Systems, Inc.[2]	519,500	99,396
RingCentral, Inc., Class A2	653,000	92,158
Fidelity National Information Services, Inc.	636,159	86,658
Capgemini SE1	670,000	80,461
Murata Manufacturing Co., Ltd.[1]	1,887,000	78,953
Worldline SA, non-registered shares[1,2]	870,000	60,108
Ceridian HCM Holding Inc.[2]	970,000	56,037
Zendesk, Inc.[2]	690,000	55,338
Temenos AG1	297,000	49,826
Telefonaktiebolaget LM Ericsson, Class B1	6,230,000	48,867
salesforce.com, inc.[2]	266,000	41,515
Largan Precision Co., Ltd.[1]	272,000	33,626
Western Union Co.	1,408,000	31,145
QUALCOMM Inc.	379,000	29,475
Slack Technologies, Inc., Class A2	716,999	20,535
TE Connectivity Ltd.	24,200	2,207
		15,129,106
Health care 12.86%
UnitedHealth Group Inc.	6,303,250	1,474,961
Novartis AG1	14,986,000	1,349,478
AbbVie Inc.	19,390,300	1,274,719
Abbott Laboratories	13,888,400	1,184,958
Amgen Inc.	5,132,855	1,070,816
Capital World Growth and Income Fund — Page 1 of 12

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Thermo Fisher Scientific Inc.	2,983,000	$ 856,300
Stryker Corp.	3,123,500	689,232
Gilead Sciences, Inc.	8,057,792	511,992
AstraZeneca PLC[1]	4,775,000	426,044
Daiichi Sankyo Co., Ltd.[1]	5,775,600	381,012
Pfizer Inc.	8,945,000	317,995
Boston Scientific Corp.[2]	7,400,000	316,202
Merck & Co., Inc.	3,083,300	266,613
Koninklijke Philips NV1	4,856,000	229,062
Johnson & Johnson	1,545,000	198,316
Chugai Pharmaceutical Co., Ltd.[1]	2,200,700	157,279
Coloplast A/S, Class B1	1,260,000	150,201
Centene Corp.[2]	3,183,000	148,391
Cigna Corp.	948,561	146,050
Humana Inc.	415,000	117,532
M3, Inc.[1]	5,149,300	109,093
Illumina, Inc.[2]	355,382	99,983
Alcon Inc.[1,2]	1,607,400	98,002
Bluebird Bio, Inc.[2]	857,700	88,609
GlaxoSmithKline PLC[1]	4,096,320	85,262
China Biologic Products Holdings, Inc.[2]	725,986	72,795
Teva Pharmaceutical Industries Ltd. (ADR)[2]	10,196,590	70,356
Vertex Pharmaceuticals Inc.[2]	375,000	67,508
NMC Health PLC[1]	1,965,000	59,871
Zoetis Inc., Class A	467,000	59,038
Hypera SA, ordinary nominative	6,105,000	47,428
		12,125,098
Financials 12.33%
CME Group Inc., Class A	5,892,980	1,280,486
AIA Group Ltd.[1]	123,072,896	1,191,568
Zurich Insurance Group AG1	2,275,377	810,180
Kotak Mahindra Bank Ltd.[1]	35,452,279	710,871
Prudential PLC[1]	39,023,799	650,374
Sberbank of Russia PJSC (ADR)[1]	38,172,600	523,728
JPMorgan Chase & Co.	4,690,500	515,298
HDFC Bank Ltd.[1]	13,580,526	422,900
HDFC Bank Ltd. (ADR)	279,000	30,076
Barclays PLC[1]	267,814,415	446,431
Ping An Insurance (Group) Co. of China, Ltd., Class H1	28,631,500	326,318
Ping An Insurance (Group) Co. of China, Ltd., Class A1	3,521,594	43,012
Sony Financial Holdings Inc.[1]	15,270,000	352,116
American International Group, Inc.	6,059,742	315,349
B3 SA - Brasil, Bolsa, Balcao	27,177,300	294,021
Nasdaq, Inc.	2,831,231	282,670
China Construction Bank Corp., Class H1	359,803,000	266,023
Deutsche Boerse AG1	1,412,805	207,670
DBS Group Holdings Ltd.[1]	11,703,219	206,604
Aon PLC, Class A	1,005,000	195,824
Bank of China Ltd., Class H1	499,930,000	190,160
Intercontinental Exchange, Inc.	2,025,000	189,297
Discover Financial Services	2,010,000	160,740
London Stock Exchange Group PLC[1]	1,892,000	160,209
HDFC Life Insurance Co. Ltd.[1]	18,865,474	147,270
Toronto-Dominion Bank (CAD denominated)	2,365,000	128,251
Capital World Growth and Income Fund — Page 2 of 12

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Julius Baer Group Ltd.[1]	3,183,351	$ 126,014
Power Corp. of Canada, subordinate voting shares	5,500,000	115,957
Standard Life Aberdeen PLC[1]	34,606,233	105,288
Sampo Oyj, Class A1	2,509,791	99,740
BNP Paribas SA1	2,156,000	97,366
MarketAxess Holdings Inc.	215,500	85,687
BOC Hong Kong (Holdings) Ltd.[1]	25,000,000	83,978
FinecoBank SpA[1]	7,750,000	79,894
Principal Financial Group, Inc.	1,430,000	76,105
Macquarie Group Ltd.[1,2]	815,800	67,916
Macquarie Group Ltd.[1]	63,500	5,286
Bank of Montreal	937,110	64,234
Housing Development Finance Corp. Ltd.[1]	2,105,838	63,818
St. James’s Place PLC[1]	5,557,000	62,109
Banco Santander México, SA, Institución de Banca Múltiple, Grupo Financiero Santander México, Class B	9,750,000	61,230
Standard Bank Group Ltd.[1]	4,725,000	55,172
ABN AMRO Bank NV, depository receipts[1]	3,018,000	53,785
Société Générale[1]	2,073,879	52,609
The People’s Insurance Co. (Group) of China Ltd., Class H1	127,670,000	49,836
Credit Suisse Group AG1	3,407,000	39,898
Hiscox Ltd.[1]	1,791,160	33,893
UniCredit SpA[1]	2,900,000	32,297
The Blackstone Group Inc., Class A	590,000	29,358
Marsh & McLennan Companies, Inc.	245,600	24,533
Chubb Ltd.	118,300	18,488
		11,631,937
Consumer discretionary 10.49%
Home Depot, Inc.	4,703,500	1,071,975
Amazon.com, Inc.[2]	525,000	932,552
LVMH Moët Hennessy-Louis Vuitton SE1	2,296,600	916,093
Alibaba Group Holding Ltd. (ADR)[2]	4,153,400	726,970
Ocado Group PLC[1,2,3]	41,916,497	661,225
Hyundai Motor Co.[1]	5,004,456	530,834
Daimler AG1	9,063,750	426,419
General Motors Co.	11,282,000	418,449
Norwegian Cruise Line Holdings Ltd.[2]	7,362,000	373,622
NIKE, Inc., Class B	4,206,777	355,473
Marriott International, Inc., Class A	2,555,093	322,095
adidas AG1	953,000	282,440
McDonald’s Corp.	1,000,000	217,970
MercadoLibre, Inc.[2]	357,900	212,807
Restaurant Brands International Inc. (CAD denominated)	2,300,000	180,369
Wynn Macau, Ltd.[1]	89,294,800	177,435
Shimano Inc.[1]	1,151,200	165,246
Naspers Ltd., Class N1	678,000	154,355
EssilorLuxottica [1]	1,043,400	154,103
Kering SA1	296,000	143,506
Petrobras Distribuidora S.A.	16,492,700	114,704
Lowe’s Companies, Inc.	1,017,000	114,107
Bayerische Motoren Werke AG1	1,659,100	111,105
Sony Corp.[1]	1,941,000	110,541
Meituan Dianping, Class B1,2	10,901,000	102,967
Carnival Corp., units	2,292,200	101,040
Domino’s Pizza, Inc.	424,000	96,180
Capital World Growth and Income Fund — Page 3 of 12

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Ryohin Keikaku Co., Ltd.[1]	5,340,000	$ 91,877
Flutter Entertainment PLC[1]	1,066,769	87,813
Dollar Tree Stores, Inc.[2]	830,000	84,270
Industria de Diseño Textil, SA1	2,434,200	75,305
Just Eat PLC[1,2]	6,550,000	62,728
Compass Group PLC[1]	2,339,000	59,325
Hyundai Mobis Co., Ltd.[1]	287,707	59,019
Nokian Renkaat Oyj[1]	2,092,000	57,298
InterContinental Hotels Group PLC[1]	794,459	49,228
Las Vegas Sands Corp.	612,000	33,948
Melco Resorts & Entertainment Ltd. (ADR)	1,431,000	29,765
Li & Fung Ltd.[1]	209,500,000	23,673
		9,888,831
Industrials 8.41%
Airbus SE, non-registered shares[1]	9,516,270	1,312,140
Lockheed Martin Corp.	1,908,000	732,882
CSX Corp.	9,117,397	611,048
Northrop Grumman Corp.	1,555,000	572,038
Aena SME, SA, non-registered shares[1]	1,974,943	356,266
Boeing Co.	901,450	328,209
VINCI SA1	2,992,564	327,530
Stanley Black & Decker, Inc.	2,425,900	322,305
General Dynamics Corp.	1,645,000	314,639
MTU Aero Engines AG1	952,800	260,453
CCR SA, ordinary nominative	60,613,000	237,856
Honeywell International Inc.	1,375,000	226,352
Safran SA1	1,535,000	223,163
Union Pacific Corp.	1,343,000	217,512
International Consolidated Airlines Group, SA (CDI)[1]	40,208,565	206,506
ASSA ABLOY AB, Class B1	8,365,900	174,803
TransDigm Group Inc.	315,000	169,571
Rheinmetall AG1	1,280,000	150,956
SMC Corp.[1]	398,000	149,951
Melrose Industries PLC[1]	62,364,611	137,611
Komatsu Ltd.[1]	6,450,000	136,693
Recruit Holdings Co., Ltd.[1]	3,887,000	117,583
3M Co.	600,000	97,032
J.B. Hunt Transport Services, Inc.	836,400	90,365
NGK Insulators, Ltd.[1]	6,061,300	81,214
Bunzl PLC[1]	3,139,700	76,942
DSV A/S1	606,000	60,044
L3Harris Technologies, Inc.	274,300	57,990
Thales SA1	470,000	54,355
BAE Systems PLC[1]	7,332,000	48,699
ALD SA1	2,684,002	40,207
Jardine Matheson Holdings Ltd.[1]	687,000	37,272
		7,930,187
Communication services 8.07%
Facebook, Inc., Class A2	8,134,000	1,510,240
Alphabet Inc., Class C2	577,217	685,792
Alphabet Inc., Class A2	558,870	665,351
Netflix, Inc.[2]	4,388,540	1,289,134
Altice USA, Inc., Class A2	13,039,084	376,569
Capital World Growth and Income Fund — Page 4 of 12

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
Altice USA, Inc., Class B1,2	1,616,182	$ 46,675
Verizon Communications Inc.	5,873,000	341,574
Activision Blizzard, Inc.	6,543,500	331,101
SK Telecom Co., Ltd.[1]	1,580,000	312,351
Comcast Corp., Class A	6,500,000	287,690
LG Uplus Corp.[1]	20,883,307	227,561
Tencent Holdings Ltd.[1]	5,075,000	209,013
SoftBank Group Corp.[1]	4,452,400	201,412
Nintendo Co., Ltd.[1]	520,900	197,164
Yandex NV, Class A2	5,076,000	188,320
ITV PLC[1]	131,718,476	186,008
NetEase, Inc. (ADR)	514,300	131,146
ProSiebenSat.1 Media SE1	9,674,400	127,329
Cellnex Telecom, SA, non-registered shares[1]	2,410,000	96,499
Nippon Telegraph and Telephone Corp.[1]	1,691,000	81,053
United Internet AG1	1,879,350	61,556
Ubisoft Entertainment SA1,2	384,000	31,109
KDDI Corp.[1]	912,000	24,316
		7,608,963
Consumer staples 6.66%
Nestlé SA1	12,007,713	1,347,555
British American Tobacco PLC[1]	31,436,430	1,102,488
British American Tobacco PLC (ADR)	5,435,983	190,803
Altria Group, Inc.	12,889,500	563,787
Philip Morris International Inc.	6,523,500	470,279
Pernod Ricard SA1	2,082,040	397,703
Keurig Dr Pepper Inc.	13,333,000	363,724
Imperial Brands PLC[1]	12,278,000	317,755
Constellation Brands, Inc., Class A	1,373,500	280,675
Kirin Holdings Co., Ltd.[1]	13,400,000	264,452
Thai Beverage PCL[1]	321,873,400	208,389
Treasury Wine Estates Ltd.[1]	15,286,000	193,134
Coca-Cola Co.	3,372,900	185,644
Anheuser-Busch InBev SA/NV1	1,890,000	178,739
Hormel Foods Corp.	1,602,000	68,261
Kao Corp.[1]	922,000	66,600
Kweichow Moutai Co., Ltd., Class A1	255,978	40,894
Kroger Co.	1,505,600	35,653
Wal-Mart de México, SAB de CV, Series V	1,578,495	4,468
		6,281,003
Energy 6.34%
Royal Dutch Shell PLC, Class B1	26,273,000	724,677
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	17,802,110	493,300
Royal Dutch Shell PLC, Class B (ADR)	344,800	19,226
Royal Dutch Shell PLC, Class A (ADR)	45,689	2,540
Royal Dutch Shell PLC, Class A (EUR denominated)[1]	15,502	431
Canadian Natural Resources, Ltd. (CAD denominated)	27,806,393	664,355
Canadian Natural Resources, Ltd.	1,467,000	35,061
Exxon Mobil Corp.	8,279,000	566,946
TC Energy Corp.	10,323,134	528,950
Gazprom PJSC (ADR)[1]	71,165,000	491,398
EOG Resources, Inc.	6,360,800	471,908
TOTAL SA1	8,412,684	420,041
Capital World Growth and Income Fund — Page 5 of 12

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
BP PLC[1]	60,123,946	$ 366,603
CNOOC Ltd.[1]	129,335,000	191,862
Chevron Corp.	1,500,000	176,580
Enbridge Inc. (CAD denominated)	3,920,000	131,108
Enbridge Inc.	791,900	26,497
Noble Energy, Inc.	6,175,000	139,431
Suncor Energy Inc.	4,750,000	138,925
ConocoPhillips	1,770,000	92,359
Galp Energia, SGPS, SA, Class B1	6,227,295	89,454
ONEOK, Inc.	1,218,526	86,857
China Petroleum & Chemical Corp., Class H1	88,400,000	51,568
Kinder Morgan, Inc.	2,155,632	43,695
Halliburton Co.	1,138,400	21,447
		5,975,219
Materials 4.13%
Vale SA, ordinary nominative	53,808,253	592,138
Vale SA, ordinary nominative (ADR)	25,358,312	278,941
Rio Tinto PLC[1]	10,712,000	540,235
Akzo Nobel NV1	3,391,243	303,864
Linde PLC	1,462,009	276,188
Teck Resources Ltd., Class B	15,299,781	260,512
Asahi Kasei Corp.[1]	22,033,608	198,925
Fortescue Metals Group Ltd.[1]	31,982,981	171,851
Freeport-McMoRan Inc.	17,702,100	162,682
Alcoa Corp.[2]	7,766,193	139,248
Sherwin-Williams Co.	260,000	136,955
Air Liquide SA, non-registered shares[1]	933,180	130,013
Shin-Etsu Chemical Co., Ltd.[1]	1,257,000	126,491
BHP Group PLC[1]	5,612,300	121,363
DuPont de Nemours Inc.	1,356,999	92,181
CRH PLC[1]	2,592,332	86,373
Yara International ASA[1]	1,805,000	78,222
Koninklijke DSM NV1	609,252	75,852
LafargeHolcim Ltd.[1]	1,315,888	62,274
BASF SE1	509,940	33,727
Alrosa PJSC[1]	12,510,719	13,928
Dow Inc.	208,560	8,891
		3,890,854
Utilities 4.04%
Enel SpA[1]	93,063,000	674,495
Iberdrola, SA, non-registered shares[1]	42,957,155	441,871
E.ON SE1	43,391,000	403,415
China Resources Gas Group Ltd.[1]	57,764,000	285,355
Public Service Enterprise Group Inc.	4,480,000	270,906
Ørsted AS1	2,184,090	208,433
DTE Energy Co.	1,607,000	208,364
Dominion Energy, Inc.	2,500,000	194,075
ENGIE SA, bonus shares[1]	7,714,075	117,326
ENGIE SA1	4,921,955	74,859
CMS Energy Corp.	3,046,000	192,050
Sempra Energy	1,100,000	155,793
China Gas Holdings Ltd.[1]	26,582,800	109,537
Guangdong Investment Ltd.[1]	50,268,000	105,763
Capital World Growth and Income Fund — Page 6 of 12

unaudited
Common stocks (continued) Utilities (continued)	Shares	Value (000)
ENN Energy Holdings Ltd.[1]	9,145,000	$ 104,060
Power Grid Corp. of India Ltd.[1]	32,019,000	89,752
NextEra Energy, Inc.	394,502	86,427
SSE PLC[1]	3,838,000	53,802
Naturgy Energy Group, SA1	1,295,260	33,917
National Grid PLC[1]	223,051	2,334
		3,812,534
Real estate 3.85%
American Tower Corp. REIT	2,563,000	589,977
Crown Castle International Corp. REIT	2,771,000	402,266
Digital Realty Trust, Inc. REIT	2,819,000	348,513
Link Real Estate Investment Trust REIT[1]	30,618,002	343,093
China Overseas Land & Investment Ltd.[1]	90,418,000	284,698
Daito Trust Construction Co., Ltd.[1]	2,195,790	282,362
Sun Hung Kai Properties Ltd.[1]	19,763,500	278,929
China Resources Land Ltd.[1]	59,382,000	240,127
Longfor Group Holdings Ltd.[1]	65,181,000	231,672
Simon Property Group, Inc. REIT	1,370,800	204,167
Sino Land Co. Ltd.[1]	92,610,000	131,852
American Campus Communities, Inc. REIT	1,987,279	92,369
Fibra Uno Administración, SA de CV REIT	65,265,000	90,172
SM Prime Holdings, Inc.[1]	86,892,066	58,879
Vonovia SE1	1,135,714	56,531
		3,635,607
Total common stocks (cost: $68,891,809,000)		87,909,339
Preferred securities 0.81% Financials 0.39%
Banco Bradesco SA, preferred nominative	26,980,000	214,680
Itaú Unibanco Holding SA, preferred nominative (ADR)	11,556,000	95,222
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative, preferred shares[2]	2,211,000	26,620
Fannie Mae, Series S, 8.25% noncumulative, preferred shares[2]	2,138,000	25,913
		362,435
Consumer discretionary 0.20%
Volkswagen AG, nonvoting preferred shares[1]	1,185,000	190,262
Energy 0.13%
Petróleo Brasileiro SA (Petrobras), preferred nominative	14,578,000	89,770
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)	2,942,000	35,981
		125,751
Health care 0.09%
Grifols, SA, Class B, nonvoting preferred, non-registered shares[1]	3,859,000	81,951
Total preferred securities (cost: $691,459,000)		760,399
Convertible stocks 0.29% Real estate 0.16%
Crown Castle International Corp. REIT, Series A, 6.875% convertible preferred 2020	116,300	151,811
Capital World Growth and Income Fund — Page 7 of 12

unaudited
Convertible stocks (continued) Utilities 0.07%	Shares	Value (000)
Dominion Energy, Inc., Series A units, 7.25% convertible preferred 2022	650,000	$ 66,267
Health care 0.06%
Danaher Corp., Series A, 4.75% cumulative convertible preferred 2022	45,419	51,822
Total convertible stocks (cost: $246,620,000)		269,900
Bonds, notes & other debt instruments 0.54% Corporate bonds & notes 0.37% Health care 0.13%	Principal amount (000)
Teva Pharmaceutical Finance Co. BV 6.00% 2024	$ 85,907	77,853
Teva Pharmaceutical Finance Co. BV 3.15% 2026	59,700	44,147
		122,000
Communication services 0.11%
CenturyLink, Inc. 7.50% 2024	7,016	7,805
CenturyLink, Inc., Series T, 5.80% 2022	20,048	21,125
Sprint Corp. 11.50% 2021	33,950	39,976
T-Mobile US, Inc. 6.375% 2025	7,105	7,375
T-Mobile US, Inc. 6.50% 2026	22,126	23,841
		100,122
Financials 0.06%
Lloyds Banking Group PLC, junior subordinated, 6.657% (3-month USD-LIBOR + 1.27% on 5/21/2037)[4,5]	30,300	31,853
Türkiye Garanti Bankasi AS 5.875% 2023	8,996	8,804
Türkiye Garanti Bankasi AS 6.125% 2027[5]	22,000	18,623
		59,280
Energy 0.04%
TransCanada Corp. 5.875% 2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)[5]	36,500	38,563
Consumer staples 0.03%
JBS Investments GmbH II 7.00% 2026[4]	20,000	21,675
Total corporate bonds & notes		341,640
Bonds & notes of governments & government agencies outside the U.S. 0.14%
Argentine Republic (Argentina Central Bank 7D Repo Reference Rate) 68.466% 2020[6]	ARS41,296	232
Colombia (Republic of), Series B, 7.50% 2026	COP80,150,000	25,812
India (Republic of) 8.60% 2028	INR1,220,300	19,063
Turkey (Republic of) 7.10% 2023	TRY187,352	24,711
Turkey (Republic of) 9.00% 2024	79,648	10,622
United Mexican States, Series M, 8.00% 2023	MXN1,013,000	52,608
		133,048
U.S. Treasury bonds & notes 0.03% U.S. Treasury 0.03%
U.S. Treasury 1.50% 2019	$ 30,000	29,973
Total U.S. Treasury bonds & notes		29,973
Total bonds, notes & other debt instruments (cost: $478,869,000)		504,661
Capital World Growth and Income Fund — Page 8 of 12

unaudited
Short-term securities 4.83% Money market investments 4.71%	Shares	Value (000)
Capital Group Central Cash Fund 2.16%[7]	44,412,726	$ 4,440,828
Other short-term securities 0.12%	Principal amount (000)
Argentinian Treasury Bills (17.02%)–6.92% due 8/1/2019–7/31/2020[8]	ARS11,253,246	117,833
Total short-term securities (cost: $4,752,721,000)		4,558,661
Total investment securities 99.69% (cost: $75,061,478,000)		94,002,960
Other assets less liabilities 0.31%		295,424
Net assets 100.00%		$94,298,384
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation at 8/31/2019 (000)
Purchases (000)	Sales (000)
USD171,605	GBP140,000	Citibank	10/7/2019	$971
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended August 31, 2019, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 8/31/2019 (000)
Common stocks 0.70%
Consumer discretionary 0.70%
Ocado Group PLC[1,2]	41,916,497	—	—	41,916,497	$ —	$ 216,940	$ —	$661,225
Communication services 0.00%
LG Uplus Corp.[1,9]	14,130,300	8,289,675	1,536,668	20,883,307	(5,054)	(99,660)	6,579	—
Total common stocks								661,225
Total 0.70%					$(5,054)	$117,280	$6,579	$661,225
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $39,845,795,000, which represented 42.26% of the net assets of the fund. This amount includes $39,681,794,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $53,528,000, which represented .06% of the net assets of the fund.
[5]	Step bond; coupon rate may change at a later date.
[6]	Coupon rate may change periodically.
[7]	Rate represents the seven-day yield at 8/31/2019.
[8]	Scheduled interest and/or principal payment was not received.
[9]	Unaffiliated issuer at 8/31/2019.
Capital World Growth and Income Fund — Page 9 of 12

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $186,700,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Capital World Growth and Income Fund — Page 10 of 12

unaudited
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of August 31, 2019 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$ 10,125,353	$ 5,003,753	$ —	$ 15,129,106
Health care	9,079,794	3,045,304	—	12,125,098
Financials	3,867,604	7,764,333	—	11,631,937
Consumer discretionary	5,386,296	4,502,535	—	9,888,831
Industrials	3,977,799	3,952,388	—	7,930,187
Communication services	5,806,917	1,802,046	—	7,608,963
Consumer staples	2,163,294	4,117,709	—	6,281,003
Energy	3,145,885	2,829,334	—	5,975,219
Materials	1,947,736	1,943,118	—	3,890,854
Utilities	1,107,615	2,704,919	—	3,812,534
Real estate	1,727,464	1,908,143	—	3,635,607
Preferred securities	488,186	272,213	—	760,399
Convertible stocks	269,900	—	—	269,900
Bonds, notes & other debt instruments	—	504,661	—	504,661
Short-term securities	4,440,828	117,833	—	4,558,661
Total	$53,534,671	$40,468,289	$—	$94,002,960
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$971	$—	$971
*	Forward currency contracts are not included in the investment portfolio.

Capital World Growth and Income Fund — Page 11 of 12

unaudited
Key to abbreviations and symbol
ADR = American Depositary Receipts	GBP = British pounds
ARS = Argentine pesos	INR = Indian rupees
CAD = Canadian dollars	LIBOR = London Interbank Offered Rate
CDI = CREST Depository Interest	MXN = Mexican pesos
COP = Colombian pesos	TRY = Turkish lira
EUR = Euros	USD/$ = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2019 Capital Group. All rights reserved.
MFGEFPX-033-1019O-S73096	Capital World Growth and Income Fund — Page 12 of 12